UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03651

Touchstone Strategic Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

September 30, 2012

(Unaudited)

Semi-Annual Report

Touchstone Strategic Trust

Touchstone Diversified Small Cap Growth Fund

Touchstone Growth Opportunities Fund

Touchstone Large Cap Growth Fund

Touchstone Mid Cap Growth Fund

Table of Contents

Page
Tabular Presentation of Portfolios of Investments	3
Portfolio Investments:
Touchstone Diversified Small Cap Growth Fund	4
Touchstone Growth Opportunities Fund	6
Touchstone Large Cap Growth Fund	8
Touchstone Mid Cap Growth Fund	9
Statements of Assets and Liabilities	11 - 12
Statements of Operations	13
Statements of Changes in Net Assets	14 - 15
Statements of Changes in Net Assets - Capital Stock Activity	16 - 19
Financial Highlights	20 - 28
Notes to Financial Statements	29 - 40
Other Items	41 - 43
Privacy Protection Policy	44

2

Tabular Presentation of Portfolios of Investments (Unaudited)

September 30, 2012

Touchstone Diversified Small Cap Growth Fund
Sector Allocation*	(% of Net Assets)
Health Care	25.5%
Information Technology	19.9
Consumer Discretionary	17.4
Industrials	15.6
Energy	7.2
Materials	5.1
Financials	4.9
Consumer Staples	2.2
Investment Funds	11.1
Other Assets/Liabilities(Net)	(8.9)
Total	100.0%

Touchstone Growth Opportunities Fund
Sector Allocation*	(% of Net Assets)
Information Technology	32.4%
Consumer Discretionary	12.3
Industrials	12.0
Health Care	11.6
Energy	9.5
Consumer Staples	7.8
Financials	6.3
Materials	4.9
Investment Funds	3.8
Other Assets/Liabilities(Net)	(0.6)
Total	100.0%

Touchstone Large Cap Growth Fund
Sector Allocation*	(% of Net Assets)
Consumer Discretionary	28.0%
Information Technology	25.6
Health Care	14.3
Consumer Staples	13.5
Utilities	5.6
Financials	5.2
Telecommunication Services	4.1
Energy	2.1
Investment Funds	1.8
Other Assets/Liabilities(Net)	(0.2)
Total	100.0%

Touchstone Mid Cap Growth Fund
Sector Allocation*	(% of Net Assets)
Consumer Discretionary	21.3%
Information Technology	20.5
Health Care	14.5
Energy	12.1
Industrials	11.6
Financials	7.2
Materials	5.9
Consumer Staples	4.2
Investment Fund	3.3
Other Assets/Liabilities(Net)	(0.6)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®)

3

Portfolio of Investments

Touchstone Diversified Small Cap Growth Fund – September 30, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.8%

Health Care — 25.5%
Acorda Therapeutics, Inc.*	16,660	$426,663
Align Technology, Inc.*	8,945	330,697
Auxilium Pharmaceuticals, Inc.*	19,920	487,243
AVEO Pharmaceuticals, Inc.†*	10,995	114,459
BioMarin Pharmaceutical, Inc.*	11,636	468,582
DexCom, Inc.*	15,350	230,710
Endologix, Inc.*	17,315	239,293
Fluidigm Corp.*	21,084	358,428
Genomic Health, Inc.*	10,732	372,293
HMS Holdings Corp.*	11,040	369,067
Impax Laboratories, Inc.*	15,650	406,274
Insulet Corp.*	19,856	428,492
NxStage Medical, Inc.*	29,344	387,634
Onyx Pharmaceuticals, Inc.*	9,210	778,245
RTI Biologics, Inc.*	70,545	294,173
Salix Pharmaceuticals Ltd.*	6,865	290,664
Spectranetics Corp. (The)*	40,695	600,251
Thoratec Corp.*	13,665	472,809
United Therapeutics Corp.*	3,260	182,169
Vocera Communications, Inc.*	9,075	280,508
Wright Medical Group, Inc.*	10,290	227,512
		7,746,166

Information Technology — 19.9%
Ancestry.com, Inc.†*	9,665	290,723
Aruba Networks, Inc.*	17,001	382,267
Aspen Technology, Inc.*	16,825	434,926
Blackbaud, Inc.	13,385	320,169
Cadence Design Systems, Inc.*	28,960	372,570
comScore, Inc.*	12,647	192,867
FEI Co.	7,045	376,908
Interxion Holding NV*	14,235	323,419
j2 Global, Inc.	10,765	353,307
MAXIMUS, Inc.	8,735	521,654
Mellanox Technologies Ltd. (Israel)†*	1,645	167,017
MICROS Systems, Inc.*	4,888	240,099
Microsemi Corp.*	18,007	361,400
Multi-Fineline Electronix, Inc.*	6,717	151,468
Parametric Technology Corp.*	11,762	256,412
Power Integrations, Inc.	5,775	175,733
Skyworks Solutions, Inc.*	8,961	211,167
Synaptics, Inc.†*	7,555	181,471
SYNNEX Corp.*	6,325	206,068
Virtusa Corp.*	16,545	294,005
VistaPrint NV (Netherlands)†*	6,935	236,830
		6,050,480

Consumer Discretionary — 17.4%
Big Lots, Inc.*	11,404	337,330
BJ's Restaurants, Inc.†*	9,064	411,052
Buffalo Wild Wings, Inc.*	4,210	360,965
Cato Corp. (The) - Class A	9,893	293,921
Chico's FAS, Inc.	23,862	432,141
Cinemark Holdings, Inc.	15,605	350,020
Coinstar, Inc.†*	7,545	339,374
Deckers Outdoor Corp.†*	4,848	177,631
DSW, Inc. - Class A	4,565	304,577
Life Time Fitness, Inc.*	7,455	340,992
Papa John's International, Inc.*	6,930	370,131
rue21, Inc.*	10,630	331,124
Steiner Leisure Ltd. (Bahamas)*	5,960	277,438
Texas Roadhouse, Inc.	21,415	366,196
True Religion Apparel, Inc.	9,975	212,767
Vera Bradley, Inc.†*	15,300	364,905
		5,270,564

Industrials — 15.6%
Applied Industrial Technologies, Inc.	8,705	360,648
Belden, Inc.	9,295	342,800
CLARCOR, Inc.	3,870	172,718
Encore Capital Group, Inc.*	8,113	229,273
EnerSys*	4,870	171,862
ESCO Technologies, Inc.	8,102	314,763
Forward Air Corp.	9,218	280,319
Lindsay Corp.	2,203	158,550
Middleby Corp.*	2,852	329,805
Old Dominion Freight Line, Inc.*	10,353	312,231
Portfolio Recovery Associates, Inc.*	3,023	315,692
Raven Industries, Inc.	6,393	188,147
Rollins, Inc.	8,975	209,925
Sykes Enterprises, Inc.*	17,510	235,334
Tetra Tech, Inc.*	14,100	370,266
Triumph Group, Inc.	5,095	318,590
Wabtec Corp.	2,813	225,856
Woodward, Inc.	5,972	202,929
		4,739,708

Energy — 7.2%
Dril-Quip, Inc.*	4,155	298,661
Energy XXI Bermuda Ltd.	11,440	399,828
Gulfport Energy Corp.*	17,465	545,956
Lufkin Industries, Inc.	2,615	140,739
Newpark Resources, Inc.*	18,160	134,566
Oasis Petroleum, Inc.*	13,390	394,603
Petroquest Energy, Inc.*	37,662	252,712
		2,167,065

Materials — 5.1%
Flotek Industries, Inc.*	20,955	265,500
Hecla Mining Co.†	58,475	383,011
LSB Industries, Inc.*	12,696	556,974
TPC Group, Inc.*	8,480	346,069
		1,551,554

Financials — 4.9%
Cash America International, Inc.	6,845	264,012
Ezcorp, Inc. - Class A*	18,645	427,530
Financial Engines, Inc.*	5,785	137,857
First Cash Financial Services, Inc.*	14,210	653,802
		1,483,201

Consumer Staples — 2.2%
Boston Beer Co., Inc. (The) - Class A†*	1,434	160,566
Darling International, Inc.*	9,630	176,133

4

Touchstone Diversified Small Cap Growth Fund – (Continued)

		Market
	Shares	Value

Common Stocks — 97.8% (Continued)

Consumer Staples — (Continued)
Lancaster Colony Corp.	2,247	$164,593
Pricesmart, Inc.	2,350	177,942
		679,234
Total Common Stocks		$29,687,972

Investment Funds — 11.1%
Invesco Government & Agency
Portfolio**	2,684,106	2,684,106
Touchstone Institutional Money Market
Fund^	680,850	680,850
Total Investment Funds		$3,364,956

Total Investment Securities —108.9%
(Cost $29,236,755)		$33,052,928

Liabilities in Excess of Other Assets — (8.9%)		(2,701,436)

Net Assets — 100.0%		$30,351,492

†	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2012 was $2,615,068.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$29,687,972	$—	$—	$29,687,972
Investment
Funds	3,364,956	—	—	3,364,956
				$33,052,928

See accompanying Notes to Financial Statements.

5

Portfolio of Investments

Touchstone Growth Opportunities Fund – September 30, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.8%

Information Technology — 32.4%
Alliance Data Systems Corp.*	30,570	$4,339,412
Apple, Inc.	20,385	13,602,095
Check Point Software Technologies Ltd.
(Israel)*	54,990	2,648,318
Citrix Systems, Inc.*	41,400	3,169,998
Cognizant Technology Solutions Corp. -
Class A*	43,730	3,057,602
EMC Corp.*	101,270	2,761,633
Google, Inc. - Class A*	8,170	6,164,265
Mastercard, Inc. - Class A	8,700	3,927,876
MoneyGram International, Inc.*	121,199	1,810,713
NICE Systems Ltd. ADR (Israel)*	74,027	2,459,178
Nuance Communications, Inc.*	120,380	2,996,258
Oracle Corp.	110,820	3,489,722
Qualcomm, Inc.	37,649	2,352,686
Red Hat, Inc.*	57,970	3,300,812
Salesforce.com, Inc.*	21,840	3,334,750
		59,415,318

Consumer Discretionary — 12.3%
Amazon.com, Inc.*	10,400	2,644,928
Gannett Co., Inc.	101,270	1,797,542
Home Depot, Inc. (The)	45,000	2,716,650
Nordstrom, Inc.	57,230	3,157,951
NVR, Inc.*	3,413	2,882,278
O'Reilly Automotive, Inc.*	19,760	1,652,331
Starbucks Corp.	38,830	1,970,622
Walt Disney Co. (The)	35,470	1,854,372
Williams-Sonoma, Inc.	85,700	3,768,229
		22,444,903

Industrials — 12.0%
BE Aerospace, Inc.*	45,401	1,911,382
Danaher Corp.	63,480	3,500,922
General Electric Co.	121,260	2,753,815
Hexcel Corp.*	111,853	2,686,709
JB Hunt Transport Services, Inc.	33,970	1,767,799
Landstar System, Inc.	33,440	1,581,043
Stanley Black & Decker, Inc.	57,480	4,382,850
WESCO International, Inc.*	59,860	3,423,992
		22,008,512

Health Care — 11.6%
ArthroCare Corp.*	121,650	3,941,460
Celgene Corp.*	76,860	5,872,104
Cooper Cos., Inc. (The)	31,420	2,967,933
Medivation, Inc.*	28,230	1,591,043
Thermo Fisher Scientific, Inc.	67,940	3,996,910
Watson Pharmaceuticals, Inc.*	33,540	2,856,266
		21,225,716

Energy — 9.5%
Halliburton Co.	56,000	1,886,640
National Oilwell Varco, Inc.	31,420	2,517,056
Tesoro Corp.	142,463	5,969,200
Valero Energy Corp.	126,110	3,995,165

Weatherford International Ltd.
(Switzerland)*	232,480	2,947,846
		17,315,907

Consumer Staples — 7.8%
Hershey Co. (The)	50,530	3,582,072
Kraft Foods, Inc. - Class A	142,030	5,872,940
Ralcorp Holdings, Inc.*	66,030	4,820,190
		14,275,202

Financials — 6.3%
Ameriprise Financial, Inc.	43,920	2,489,825
CBRE Group, Inc. - Class A*	159,660	2,939,341
Citigroup, Inc.	74,640	2,442,221
JPMorgan Chase & Co.	90,390	3,658,987
		11,530,374

Materials — 4.9%
International Paper Co.	54,350	1,973,992
Monsanto Co.	20,590	1,874,102
PPG Industries, Inc.	26,750	3,071,970
Westlake Chemical Corp.†	28,771	2,102,009
		9,022,073
Total Common Stocks		$177,238,005

Investment Funds — 3.8%
Invesco Government & Agency
Portfolio**	1,281,105	1,281,105
Touchstone Institutional Money Market
Fund^	5,716,406	5,716,406
Total Investment Funds		$6,997,511

Total Investment Securities —100.6%
(Cost $174,603,437)		$184,235,516

Liabilities in Excess of Other Assets — (0.6%)		(1,151,575)

Net Assets — 100.0%		$183,083,941

†	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2012 was $1,252,979.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

6

Touchstone Growth Opportunities Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$177,238,005	$—	$—	$177,238,005
Investment
Funds	6,997,511	—	—	$6,997,511
				$184,235,516

See accompanying Notes to Financial Statements.

7

Portfolio of Investments

Touchstone Large Cap Growth Fund – September 30, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.4%

Consumer Discretionary — 28.0%
Comcast Corp. - Class A	548,810	$19,630,934
Dollar General Corp.*	404,700	20,858,238
Dollar Tree, Inc.*	424,545	20,494,910
Foot Locker, Inc.	534,275	18,966,762
Home Depot, Inc. (The)	390,965	23,602,557
Macy's, Inc.	612,745	23,051,467
Ross Stores, Inc.	454,025	29,330,015
TJX Cos, Inc.	656,310	29,396,125
Toll Brothers, Inc.*	585,100	19,442,873
Ulta Salon Cosmetics & Fragrance, Inc.	263,410	25,367,700
Walt Disney Co. (The)	381,330	19,935,932
Wyndham Worldwide Corp.	432,455	22,695,238
		272,772,751

Information Technology — 25.6%
Alliance Data Systems Corp.*	246,410	34,977,900
Apple, Inc.	56,470	37,680,172
ASML Holding NV	335,915	18,031,917
Equinix, Inc.*	175,027	36,064,313
International Business Machines Corp.	150,435	31,207,741
Mastercard, Inc. - Class A	48,865	22,061,570
Seagate Technology PLC	657,610	20,385,910
VeriSign, Inc.*	414,820	20,197,586
Visa, Inc. - Class A	217,454	29,199,723
		249,806,832

Health Care — 14.3%
Alexion Pharmaceuticals, Inc.*	333,866	38,194,270
Biogen Idec, Inc.*	178,625	26,656,209
Bristol-Myers Squibb Co.	767,880	25,915,950
Merck & Co., Inc.	431,090	19,442,159
Perrigo Co.	255,630	29,696,537
		139,905,125

Consumer Staples — 13.5%
Altria Group, Inc.	607,055	20,269,566
Church & Dwight Co., Inc.	433,558	23,407,796
Costco Wholesale Corp.	205,630	20,588,704
Hershey Co. (The)	251,380	17,820,328
Wal-Mart Stores, Inc.	246,635	18,201,663
Whole Foods Market, Inc.	321,245	31,289,263
		131,577,320

Utilities — 5.6%
NiSource, Inc.	784,225	19,982,053
Southern Co. (The)	399,710	18,422,635
Xcel Energy, Inc.	593,180	16,437,018
		54,841,706

Financials — 5.2%
American Tower Corp. REIT	424,385	30,296,845
US Bancorp	580,800	19,921,440
		50,218,285

Telecommunication Services — 4.1%
BCE, Inc. (Canada)	461,285	20,268,864
Crown Castle International Corp.*	309,743	19,854,526
		40,123,390

Energy — 2.1%
Williams Co, Inc. (The)	587,200	20,534,384
Total Common Stocks		$959,779,793

Investment Fund — 1.8%
Touchstone Institutional Money Market
Fund^	17,657,689	17,657,689

Total Investment Securities —100.2%
(Cost $813,550,120)		$977,437,482

Liabilities in Excess of Other Assets — (0.2%)		(2,148,642)

Net Assets — 100.0%		$975,288,840

*	Non-income producing security.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$959,779,793	$—	$—	$959,779,793
Investment
Fund	17,657,689	—	—	17,657,689
				$977,437,482

See accompanying Notes to Financial Statements.

8

Portfolio of Investments

Touchstone Mid Cap Growth Fund – September 30, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.3%

Consumer Discretionary — 21.3%
AMC Networks, Inc.*	180,830	$7,869,722
Bed Bath & Beyond, Inc.*	145,590	9,172,170
Darden Restaurants, Inc.	114,940	6,407,905
Discovery Communications, Inc.- Class
A*	199,220	11,879,489
Dollar General Corp.*	236,000	12,163,440
Gannett Co., Inc.	348,010	6,177,178
GNC Holdings, Inc. - Class A	156,310	6,091,401
Jarden Corp.	259,760	13,725,718
Mattel, Inc.	324,120	11,499,778
Nordstrom, Inc.	206,880	11,415,638
NVR, Inc.*	11,858	10,014,081
Penn National Gaming, Inc.*	196,538	8,470,788
Starwood Hotels & Resorts Worldwide,
Inc.	140,220	8,127,151
Wynn Resorts Ltd.	86,590	9,995,950
		133,010,409

Information Technology — 20.5%
Alliance Data Systems Corp.*	136,770	19,414,502
Altera Corp.	167,810	5,703,023
Autodesk, Inc.*	375,460	12,529,100
Avago Technologies Ltd. (Singapore)	127,194	4,434,619
Check Point Software Technologies Ltd.
(Israel)*	242,900	11,698,064
F5 Networks, Inc.*	75,640	7,919,507
Gartner, Inc.*	175,356	8,082,158
NetApp, Inc.*	144,050	4,736,363
NICE Systems Ltd. ADR (Israel)*	363,960	12,090,751
Red Hat, Inc.*	206,880	11,779,747
Salesforce.com, Inc.*	109,575	16,731,007
Skyworks Solutions, Inc.*	130,400	3,072,875
Teradata Corp.*	89,650	6,760,506
VeriFone Systems, Inc.*	111,420	3,103,047
		128,055,269

Health Care — 14.5%
Cardinal Health, Inc.	162,460	6,331,066
Cooper Cos., Inc. (The)	156,309	14,764,948
DENTSPLY International, Inc.	358,600	13,677,004
Hologic, Inc.*	728,690	14,748,686
Mettler-Toledo International, Inc.*	74,709	12,755,815
Vertex Pharmaceuticals, Inc.*	226,040	12,646,938
Warner Chilcott PLC - Class A (Ireland)*	367,800	4,965,299
Watson Pharmaceuticals, Inc.*	123,360	10,505,338
		90,395,094

Energy — 12.1%
CONSOL Energy, Inc.	329,480	9,900,874
Denbury Resources, Inc.*	621,420	10,042,147
Ensco PLC - Class A	186,960	10,200,538
Tesoro Corp.	462,810	19,391,739
Valero Energy Corp.	489,630	15,511,478
Weatherford International Ltd.
(Switzerland)*	855,890	10,852,685
		75,899,461

Industrials — 11.6%
IDEX Corp.	298,070	12,450,384
IHS, Inc. - Class A*	99,935	9,728,672
JB Hunt Transport Services, Inc.	161,680	8,413,827
Precision Castparts Corp.	78,920	12,890,793
Stanley Black & Decker, Inc.	199,990	15,249,238
Triumph Group, Inc.	127,200	7,953,816
United Rentals, Inc.*	182,370	5,965,323
		72,652,053

Financials — 7.2%
Ameriprise Financial, Inc.	260,520	14,768,879
CBRE Group, Inc. - Class A*	652,833	12,018,656
Discover Financial Services	231,400	9,193,522
Willis Group Holdings PLC (United
Kingdom)	237,530	8,769,608
		44,750,665

Materials — 5.9%
Crown Holdings, Inc.*	334,077	12,277,330
Eastman Chemical Co.	193,635	11,039,129
Ecolab, Inc.	209,950	13,606,860
		36,923,319

Consumer Staples — 4.2%
Ralcorp Holdings, Inc.*	233,700	17,060,100
Whole Foods Market, Inc.	96,548	9,403,775
		26,463,875
Total Common Stocks		$608,150,145

Investment Fund — 3.3%

Touchstone Institutional Money Market
Fund^	20,519,411	20,519,411
Total Investment Securities —100.6%
(Cost $568,183,535)		$628,669,556

Liabilities in Excess of Other Assets — (0.6%)		(3,674,348)

Net Assets — 100.0%		$624,995,208

*	Non-income producing security.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

9

Touchstone Mid Cap Growth Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$608,150,145	$—	$—	$608,150,145
Investment
Fund	20,519,411	—	—	20,519,411
				$628,669,556

See accompanying Notes to Financial Statements.

10

Statements of Assets and Liabilities

September 30, 2012 (Unaudited)

	Touchstone
	Diversified	Touchstone	Touchstone	Touchstone
	Small Cap	Growth	Large Cap	Mid Cap
	Growth	Opportunities	Growth	Growth
	Fund	Fund	Fund	Fund
Assets
Investments, at cost	$29,236,755	$174,603,437	$813,550,120	$568,183,535
Affiliated securities, at market value	$680,850	$5,716,406	$17,657,689	$20,519,411
Non-affiliated securities, at market value	32,372,078	178,519,110	959,779,793	608,150,145
Investments, at market value (A)	$33,052,928	$184,235,516	$977,437,482	$628,669,556
Dividends and interest receivable	541	75,290	1,149,237	267,835
Receivable for capital shares sold	2,492	151,177	1,489,907	538,748
Receivable for investments sold	120,323	1,356,716	—	3,421,721
Receivable for securities lending income	2,902	69	18,690	—
Tax reclaim receivable	—	—	—	10,463
Other assets	14,170	16,734	37,355	36,163
Total Assets	33,193,356	185,835,502	980,132,671	632,944,486

Liabilities
Bank overdrafts	—	5,735	—	—
Payable for return of collateral for securities on loan	2,684,106	1,281,105	—	—
Payable for capital shares redeemed	17,769	744,838	3,419,906	2,132,437
Payable for investments purchased	73,107	464,854	—	4,681,520
Payable to Investment Advisor	18,893	134,558	575,683	378,390
Payable to other affiliates	3,212	30,918	302,802	273,461
Payable to Trustees	3,601	4,142	2,530	3,730
Payable for professional services	13,156	12,819	3,608	12,337
Payable to Transfer Agent	13,578	39,685	476,218	419,081
Other accrued expenses and liabilities	14,442	32,907	63,084	48,322
Total Liabilities	2,841,864	2,751,561	4,843,831	7,949,278

Net Assets	$30,351,492	$183,083,941	$975,288,840	$624,995,208

Net assets consist of:
Paid-in capital	$40,234,550	$184,228,458	$834,996,036	$535,893,199
Accumulated net investment income (loss)	(122,975)	(142,302)	385,327	(856,041)
Accumulated net realized gains (losses) on investments	(13,576,256)	(10,634,294)	(23,979,885)	29,472,029
Net unrealized appreciation on investments	3,816,173	9,632,079	163,887,362	60,486,021
Net Assets	$30,351,492	$183,083,941	$975,288,840	$624,995,208

(A) Includes market value of securities on loan of:	$2,615,068	$1,252,979	$—	$—

See accompanying Notes to Financial Statements.

11

Statements of Assets and Liabilities (Continued)

	Touchstone
	Diversified	Touchstone	Touchstone	Touchstone
	Small Cap	Growth	Large Cap	Mid Cap
	Growth	Opportunities	Growth	Growth
	Fund	Fund	Fund	Fund

Pricing of Class A Shares
Net assets applicable to Class A shares	$7,033,041	$71,653,554	$302,993,456	$294,435,658
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	617,166	2,761,174	11,003,333	13,172,173
Net asset value and redemption price per share	$11.40	$25.95	$27.54	$22.35
Maximum offering price per share *	$12.10	$27.53	$29.22	$23.71

Pricing of Class B Shares
Net assets applicable to Class B shares	$—	$—	$8,687,743	$6,949,437
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	—	—	331,403	377,866
Net asset value and offering price per share**	$—	$—	$26.22	$18.39

Pricing of Class C Shares
Net assets applicable to Class C shares	$1,658,513	$9,205,943	$115,741,197	$143,775,161
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	151,184	385,540	4,448,639	7,900,423
Net asset value and offering price per share**	$10.97	$23.88	$26.02	$18.20

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$21,659,938	$31,312,335	$547,866,444	$141,837,232
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	1,873,107	1,197,565	19,658,316	6,272,024
Net asset value, offering price and redemption price per share	$11.56	$26.15	$27.87	$22.61

Pricing of Institutional Class shares
Net assets applicable to Institutional Class shares	$—	$70,912,109	$—	$37,997,720
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	—	2,697,478	—	1,678,139
Net asset value, offering price and redemption price per share	$—	$26.29	$—	$22.64

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load.

** Redemption price per share varies by length of time shares are held.

See accompanying Notes to Financial Statements.

12

Statements of Operations

For the Six Months Ended September 30, 2012 (Unaudited)

	Touchstone	Touchstone
	Diversified	Growth	Touchstone	Touchstone
	Small Cap	Opportunities	Large Cap	Mid Cap
	Growth Fund	Fund	Growth Fund	Growth Fund
Investment Income
Dividends from affiliated securities	$999	$2,105	$14,216	$13,520
Dividends from non-affiliated securities(A)	62,842	666,344	5,140,929	3,780,790
Income from securities loaned	14,121	482	39,244	1,316
Total Investment Income	77,962	668,931	5,194,389	3,795,626
Expenses
Investment advisory fees	167,446	566,611	2,806,845	2,265,740
Administration fees	29,714	140,506	732,462	569,388
Compliance fees and expenses	716	716	716	716
Custody fees	218	961	4,540	4,699
Professional fees	9,615	12,344	28,739	24,344
Transfer Agent fees, Class A	8,672	27,897	130,629	260,175
Transfer Agent fees, Class B	—	—	10,682	16,849
Transfer Agent fees, Class C	3,046	7,774	66,738	139,737
Transfer Agent fees, Class Y	9,256	3,947	315,103	57,999
Transfer Agent fees, Institutional Class	—	595	—	1,145
Registration fees, Class A	4,883	12,793	9,701	7,299
Registration fees, Class B	—	—	5,550	2,899
Registration fees, Class C	4,382	4,746	7,918	4,704
Registration fees, Class Y	5,928	10,375	13,093	9,127
Registration fees, Institutional Class	—	5,763	—	2,283
Reports to Shareholders, Class A	4,260	6,755	18,556	27,527
Reports to Shareholders, Class B	—	—	4,292	4,667
Reports to Shareholders, Class C	3,484	3,695	10,647	18,184
Reports to Shareholders, Class Y	3,779	3,995	35,714	7,822
Reports to Shareholders, Institutional Class	—	3,376	—	3,671
Distribution expenses, Class A	8,816	73,629	307,034	373,806
Distribution expenses, Class B	—	—	16,359	12,840
Distribution expenses, Class C	8,691	42,884	575,048	735,484
Trustee fees	3,602	3,632	3,794	3,774
Other expenses	4,430	12,727	55,736	106,849
Total Expenses	280,938	945,721	5,159,896	4,661,728
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(80,001)	(134,488)	(351,588)	(10,061)
Net Expenses	200,937	811,233	4,808,308	4,651,667
Net Investment Income (Loss)	(122,975)	(142,302)	386,081	(856,041)
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	1,166,475	6,923,455	96,146,926	20,542,007
Net change in unrealized depreciation on investments(C)	(1,414,538)	(4,500,179)	(102,416,118)	(24,222,566)

Net Realized and Unrealized Gain (Loss) on Investments	(248,063)	2,423,276	(6,269,192)	(3,680,559)

Change in Net Assets Resulting from Operations	$(371,038)	$2,280,974	$(5,883,111)	$(4,536,600)

(A) Net of foreign tax withholding of:	$—	$—	$74,448	$9,565

(B) See Note 4 in Notes to Financial Statements.

(C) Change in unrealized depreciation does not include unrealized appreciation of $10,318,849 for the Growth Opportunities Fund and $83,525,044 for the Large Cap Growth Fund, in connection with the Fund merger that occurred on September 10, 2012. See Note 7 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

13

Statements of Changes in Net Assets

	Touchstone Diversified Small Cap Growth Fund		Touchstone Growth Opportunities Fund
	For the		For the
	Six Months		Six Months
	Ended		Ended
	September	For the Year	September	For the Year
	30,2012	Ended	30,2012	Ended
	(Unaudited)	March 31,2012	(Unaudited)	March 31,2012
From Operations
Net investment income (loss)	$(122,975)	$(282,000)	$(142,302)	$(610,314)
Net realized gain on investments	1,166,475	4,197,671	6,923,455	9,529,797
Net change in unrealized depreciation on investments	(1,414,538)	(4,682,853)	(4,500,179)	(11,239,370)
Change in Net Assets from Operations	(371,038)	(767,182)	2,280,974	(2,319,887)

Distributions to Shareholders from:
Net investment income, Class Y	—	—	—	—
Net realized gains, Class A	—	—	—	—
Net realized gains, Class B	—	—	—	—
Net realized gains, Class C	—	—	—	—
Net realized gains, Class Y	—	—	—	—
Net realized gains, Institutional Class	—	—	—	—
Total Distributions	—	—	—	—

Net Increase (Decrease) from Share Transactions(A)	(4,681,133)	(1,301,686)	26,500,875	(10,229,168)

Total Increase (Decrease) in Net Assets	(5,052,171)	(2,068,868)	28,781,849	(12,549,055)

Net Assets
Beginning of period	35,403,663	37,472,531	154,302,092	166,851,147
End of period	$30,351,492	$35,403,663	$183,083,941	$154,302,092

Accumulated Net Investment Income (Loss)	$(122,975)	$—	$(142,302)	$—

(A) For details on share transactions, by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 18-21.

See accompanying Notes to Financial Statements.

14

Statements of Changes in Net Assets (Continued)

Touchstone Large Cap Growth Fund		Touchstone Mid Cap Growth Fund
For the		For the
Six Months		Six Months
Ended		Ended
September	For the Year	September	For the Year
30,2012	Ended	30,2012	Ended
(Unaudited)	March 31,2012	(Unaudited)	March 31,2012

$386,081	$639,110	$(856,041)	$(6,679,455)
96,146,926	103,254,141	20,542,007	29,614,594
(102,416,118)	(27,105,080)	(24,222,566)	(63,726,763)
(5,883,111)	76,788,171	(4,536,600)	(40,791,624)

(639,864)	—	—	—
—	—	—	(21,193,881)
—	—	—	(951,498)
—	—	—	(11,853,901)
—	—	—	(6,874,624)
—	—	—	(1,141,754)
(639,864)	—	—	(42,015,658)

230,614,117	(89,789,576)	(23,793,623)	(142,178,322)

224,091,142	(13,001,405)	(28,330,223)	(224,985,604)

751,197,698	764,199,103	653,325,431	878,311,035
$975,288,840	$751,197,698	$624,995,208	$653,325,431

$385,327	$639,110	$(856,041)	$—

15

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone Diversified Small Cap Growth Fund
	For the Six Months Ended September 30, 2012 (Unaudited)		For the Year Ended March 31, 2012
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares issued	23,578	$254,174	77,886	$844,906
Proceeds from shares issued in connection with merger(A)	—	—	—	—
Cost of shares redeemed	(81,417)	(886,850)	(749,232)	(8,654,791)
Change in Class A Share Transactions	(57,839)	(632,676)	(671,346)	(7,809,885)
Class C
Proceeds from shares issued	506	5,376	2,670	28,834
Proceeds from shares issued in connection with merger(A)	—	—	—	—
Cost of shares redeemed	(31,909)	(336,398)	(36,230)	(386,880)
Change in Class C Share Transactions	(31,403)	(331,022)	(33,560)	(358,046)
Class Y
Proceeds from shares issued	188,554	2,072,542	1,185,403	13,511,349
Proceeds from shares issued in connection with merger(A)	—	—	—	—
Cost of shares redeemed	(533,583)	(5,789,977)	(609,016)	(6,645,104)
Change in Class Y Share Transactions	(345,029)	(3,717,435)	576,387	6,866,245
Institutional Class
Proceeds from shares issued	—	—	—	—
Cost of shares redeemed	—	—	—	—
Change in Institutional Class Share Transactions	—	—	—	—

Change from Share Transactions	(434,271)	$(4,681,133)	(128,519)	$(1,301,686)

(A) See Note 7 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

16

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Growth Opportunities Fund
For the Six Months Ended September 30, 2012 (Unaudited)		For the Year Ended March 31, 2012
Shares	Dollars	Shares	Dollars

50,784	$1,253,237	638,852	$14,956,666

572,780	14,817,828	—	—
(291,017)	(7,121,082)	(2,045,498)	(44,968,032)
332,547	8,949,983	(1,406,646)	(30,011,366)

17,479	389,383	38,297	841,612
20,324	483,997	—	—
(37,835)	(838,007)	(103,410)	(2,237,050)
(32)	35,373	(65,113)	(1,395,438)

96,194	2,313,489	994,535	22,419,776
1,938,310	50,516,751	—	—
(1,311,829)	(34,069,751)	(635,775)	(14,363,604)
722,675	18,760,489	358,760	8,056,172

1,532,907	39,591,279	1,026,245	25,061,590
(1,560,722)	(40,836,249)	(515,131)	(11,940,126)
(27,815)	(1,244,970)	511,114	13,121,464

1,027,375	$26,500,875	(601,885)	$(10,229,168)

17

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Large Cap Growth Fund
	For the Six Months Ended September 30, 2012 (Unaudited)		For the Year Ended March 31, 2012
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares issued	1,458,918	$39,780,806	2,082,450	$59,405,827
Proceeds from shares issued in connection with merger(A)	2,188,990	60,528,345	955,798	23,922,198
Reinvestment of distributions	—	—	—	—
Cost of shares redeemed	(1,241,040)	(33,846,978)	(6,139,459)	(156,470,510)
Change in Class A Share Transactions	2,406,868	66,462,173	(3,101,211)	(73,142,485)
Class B
Proceeds from Shares issued	156	4,132	1,323	32,460
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	(82,381)	(2,143,213)	(152,370)	(3,787,039)
Change in Class B Share Transactions	(82,225)	(2,139,081)	(151,047)	(3,754,579)
Class C
Proceeds from shares issued	411,483	10,618,934	365,654	8,640,062
Proceeds from shares issued in connection with merger(A)	39,069	1,021,152	72,432	1,730,818
Reinvestment of distributions	—	—	—	—
Cost of shares redeemed	(424,194)	(10,957,158)	(1,350,857)	(33,431,998)
Change in Class C Share Transactions	26,358	682,928	(912,771)	(23,061,118)
Class Y
Proceeds from shares issued	2,825,163	78,174,098	6,346,782	161,647,798
Proceeds from shares issued in connection with merger(A)	6,984,781	195,449,178	—	—
Reinvestment of distributions	21,557	593,239	—	—
Cost of shares redeemed	(3,896,167)	(108,608,418)	(5,793,403)	(151,479,192)
Change in Class Y Share Transactions	5,935,334	165,608,097	553,379	10,168,606
Institutional Class
Proceeds from shares issued	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Change in Institutional Class Share Transactions	—	—	—	—

Change from Share Transactions	8,286,335	$230,614,117	(3,611,650)	$(89,789,576)

(A) See Note 7 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

18

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Mid Cap Growth Fund
For the Six Months Ended September 30, 2012 (Unaudited)		For the Year Ended March 31, 2012
Shares	Dollars	Shares	Dollars

1,046,544	$22,704,312	3,738,408	$84,121,277
—	—	—	—
—	—	1,081,869	19,830,612
(2,636,990)	(56,685,157)	(13,508,107)	(309,991,242)
(1,590,446)	(33,980,845)	(8,687,830)	(206,039,353)

—	—	15,934	263,887
—	—	46,289	701,743
(200,108)	(3,540,933)	(603,136)	(11,038,406)
(200,108)	(3,540,933)	(540,913)	(10,072,776)

99,214	1,736,523	573,022	9,987,636
—	—	—	—
—	—	526,882	7,913,771
(1,082,437)	(18,995,606)	(2,948,567)	(53,094,928)
(983,223)	(17,259,083)	(1,848,663)	(35,193,521)

1,651,909	36,867,439	5,086,300	119,526,286
—	—	—	—
—	—	317,134	5,866,970
(840,832)	(18,237,137)	(1,836,070)	(39,821,226)
811,077	18,630,302	3,567,364	85,572,030

701,926	15,639,162	1,132,638	23,806,747
—	—	61,683	1,141,754
(151,632)	(3,282,226)	(66,476)	(1,393,203)
550,294	12,356,936	1,127,845	23,555,298

(1,412,406)	$(23,793,623)	(6,382,197)	$(142,178,322)

19

Financial Highlights

Touchstone Diversified Small Cap Growth Fund — Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2012		Year Ended March 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value at beginning of period	$11.42		$11.65	$9.09	$6.27	$9.80	$11.64
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.11)	(0.09)	(0.08)	(0.02)	0.50
Net realized and unrealized gains (losses) on investments	0.03		(0.12)	2.65	2.90	(3.51)	(1.15)
Total from investment operations	(0.02)		(0.23)	2.56	2.82	(3.53)	(0.65)
Distributions from:
Realized capital gains	—		—	—	—	—	(1.19)
Net asset value at end of period	$11.40		$11.42	$11.65	$9.09	$6.27	$9.80
Total return(A)	(0.18	%)(B)	(1.97%)	28.16%	44.98%	(36.02%)	(7.28%)
Ratios and supplemental data:
Net assets at end of period (000's)	$7,033		$7,711	$15,686	$12,708	$9,054	$22,955
Ratio to average net assets:
Net expenses	1.40	%(C)	1.40%	1.40%	1.40%	1.40%	1.40%
Gross expenses	2.11	%(C)	2.19%	2.06%	2.24%	2.25%	2.03%
Net investment income (loss)	(0.91	%)(C)	(0.97%)	(0.99%)	(0.99%)	(0.22%)	0.33%
Portfolio turnover rate	34	%(B)	65%	63%	76%	113%	99%

Touchstone Diversified Small Cap Growth Fund — Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2012		Year Ended March 31,				Period Ended March 31,
	(Unaudited)		2012	2011	2010	2009	2008(D)
Net asset value at beginning of period	$11.04		$11.35	$8.91	$6.20	$9.75	$12.44
Income (loss) from investment operations:
Net investment loss	(0.10)		(0.20)	(0.19)	(0.15)	(0.08)	(0.22)
Net realized and unrealized gains (losses) on investments	0.03		(0.11)	2.63	2.86	(3.47)	(1.28)
Total from investment operations	(0.07)		(0.31)	2.44	2.71	(3.55)	(1.50)
Distributions from:
Realized capital gains	—		—	—	—	—	(1.19)
Net asset value at end of period	$10.97		$11.04	$11.35	$8.91	$6.20	$9.75
Total return(A)	(0.63	%)(B)	(2.73%)	27.38%	43.71%	(36.41%)	(13.66	%)(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$1,659		$2,015	$2,452	$2,576	$2,267	$4,228
Ratio to average net assets:
Net expenses	2.15	%(C)	2.15%	2.15%	2.15%	2.15%	0.84	%(C)
Gross expenses	3.61	%(C)	3.63%	3.58%	3.32%	3.54%	1.35	%(C)
Net investment loss	(1.66	%)(C)	(1.72%)	(1.74%)	(1.74%)	(0.98%)	(17.70	%)(C)
Portfolio turnover rate	34	%(B)	65%	63%	76%	113%	99	%(B)

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	Represents the period from commencement of operations (August 1, 2007) through March 31, 2008.

See accompanying Notes to Financial Statements.

20

Financial Highlights (Continued)

Touchstone Diversified Small Cap Growth Fund — Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months Ended September 30, 2012	Year Ended March 31,
(Unaudited)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$11.58	$11.78	$9.16	$6.30	$9.84	$11.66
Income (loss) from investment operations:
Net investment income (loss)	(0.04)	(0.08)	(0.08)	(0.05)	—	(A)	0.04
Net realized and unrealized gains (losses) on investments	0.02	(0.12)	2.70	2.91	(3.54)	(0.67)
Total from investment operations	(0.02)	(0.20)	2.62	2.86	(3.54)	(0.63)
Distributions from:
Realized capital gains	—	—	—	—	—	(1.19)
Net asset value at end of period	$11.56	$11.58	$11.78	$9.16	$6.30	$9.84
Total return	(0.17	%)(B)	(1.70%)	28.60%	45.40%	(35.98%)	(7.09%)
Ratios and supplemental data:
Net assets at end of period (000's)	$21,660	$25,677	$19,334	$20,856	$8,808	$14,509
Ratio to average net assets:
Net expenses	1.15	%(C)	1.15%	1.15%	1.15%	1.15%	1.15%
Gross expenses	1.52	%(C)	1.59%	1.58%	1.66%	1.67%	1.81%
Net investment income (loss)	(0.66	%)(C)	(0.72%)	(0.73%)	(0.74%)	0.02%	(0.52%)
Portfolio turnover rate	34	%(B)	65%	63%	76%	113%	99%

(A)	Amount rounds to less than $0.005 per share.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

21

Financial Highlights (Continued)

Touchstone Growth Opportunities Fund — Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2012		Year Ended March 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value at beginning of period	$25.64		$25.27	$20.88	$14.41	$21.68	$20.75
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.16)	0.07	(0.03)	(0.15)	(0.24)
Net realized and unrealized gains (losses) on investments	0.35		0.53	4.44	6.50	(7.12)	1.17
Total from investment operations	0.31		0.37	4.51	6.47	(7.27)	0.93
Distributions from:
Net investment income	—		—	(0.12)	—	—	—
Net asset value at end of period	$25.95		$25.64	$25.27	$20.88	$14.41	$21.68
Total return(A)	1.21	%(B)	1.47%	21.71%	44.90%	(33.53%)	4.48%
Ratios and supplemental data:
Net assets at end of period (000's)	$71,654		$62,274	$96,930	$32,182	$17,973	$26,349
Ratio to average net assets:
Net expenses	1.24	%(C)	1.21%	1.16%	1.24%	1.51%	1.55%
Gross expenses	1.39	%(C)	1.43%	1.50%	1.85%	2.04%	1.91%
Net investment income (loss)	(0.35	%)(C)	(0.52%)	0.10%	(0.22%)	(0.70%)	(0.89%)
Portfolio turnover rate	52	%(B)(D)	204%	130%	100%	60%	82%

Touchstone Growth Opportunities Fund — Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2012		Year Ended March 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value at beginning of period	$23.68		$23.50	$19.49	$13.55	$20.42	$19.63
Income (loss) from investment operations:
Net investment loss	(0.12)		(0.29)	(0.07)	(0.17)	(0.29)	(0.35)
Net realized and unrealized gains (losses) on investments	0.32		0.47	4.12	6.11	(6.58)	1.14
Total from investment operations	0.20		0.18	4.05	5.94	(6.87)	0.79
Distributions from:
Net investment income	—		—	(0.04)	—	—	—
Net asset value at end of period	$23.88		$23.68	$23.50	$19.49	$13.55	$20.42
Total return(A)	0.85	%(B)	0.77%	20.82%	43.84%	(33.64%)	4.02%
Ratios and supplemental data:
Net assets at end of period (000's)	$9,206		$9,132	$10,592	$8,085	$6,262	$11,115
Ratio to average net assets:
Net expenses	1.99	%(C)	1.96%	1.93%	1.99%	2.27%	2.30%
Gross expenses	2.35	%(C)	2.45%	2.58%	2.63%	2.82%	2.71%
Net investment loss	(1.10	%)(C)	(1.27%)	(0.43%)	(0.96%)	(1.46%)	(1.60%)
Portfolio turnover rate	52	%(B)(D)	204%	130%	100%	60%	82%

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchase and sales of the Acquired Fund (see Note 7). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

22

Financial Highlights (Continued)

Touchstone Growth Opportunities Fund — Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2012		Year Ended March 31,				Period Ended March 31,
	(Unaudited)		2012	2011	2010		2009(A)
Net asset value at beginning of period	$25.80		$25.38	$20.94	$14.41		$14.37
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.05)	0.14	—	(B)	—	(B)
Net realized and unrealized gains on investments	0.36		0.47	4.45	6.53		0.04
Total from investment operations	0.35		0.42	4.59	6.53		0.04
Distributions from:
Net investment income	—		—	(0.15)	—		—
Net asset value at end of period	$26.15		$25.80	$25.38	$20.94		$14.41
Total return	1.36	%(C)	1.66%	22.06%	45.32%		0.28	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$31,312		$12,254	$2,947	$2,223		$3
Ratio to average net assets:
Net expenses	0.99	%(D)	0.96%	0.93%	0.98%		0.97	%(D)
Gross expenses	1.22	%(D)	1.42%	1.73%	3.73%		1.82	%(D)
Net investment income (loss)	(0.10	%)(D)	(0.27%)	0.63%	(0.04%)		(0.21	%)(D)
Portfolio turnover rate	52	%(C)(E)	204%	130%	100%		60	%(C)

Touchstone Growth Opportunities Fund — Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2012		Year Ended March 31,			Period Ended March 31,
	(Unaudited)		2012	2011	2010	2009(A)
Net asset value at beginning of period	$25.92		$25.46	$20.98	$14.42	$14.37
Income (loss) from investment operations:
Net Investment income (loss)	0.01		(0.03)	0.16	0.01	—	(B)
Net realized and unrealized gains on investments	0.36		0.49	4.48	6.55	0.05
Total from investment operations	0.37		0.46	4.64	6.56	0.05
Distributions from:
Net investment income	—		—	(0.16)	—	—
Net asset value at end of period	$26.29		$25.92	$25.46	$20.98	$14.42
Total return	1.43	%(C)	1.81%	22.25%	45.49%	0.35	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$70,912		$70,643	$56,381	$21,807	$3
Ratio to average net assets:
Net expenses	0.84	%(D)	0.81%	0.75%	0.84%	0.82	%(D)
Gross expenses	1.01	%(D)	1.06%	1.15%	1.49%	1.82	%(D)
Net investment income (loss)	0.05	%(D)	(0.12%)	0.78%	0.15%	0.36	%(D)
Portfolio turnover rate	52	%(C)(E)	204%	130%	100%	60	%(C)

(A)	Represents the period from commencement of operations (February 2, 2009) through March 31, 2009.
(B)	Amount rounds to less than $0.005.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchase and sales of the Acquired Fund (see Note 7). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

23

Financial Highlights (Continued)

Touchstone Large Cap Growth Fund — Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2012		Year Ended March 31,
	(Unaudited)		2012		2011	2010	2009	2008
Net asset value at beginning of period	$27.74		$24.95		$20.74	$14.73	$24.45	$22.06
Income (loss) from investment operations:
Net investment income (loss)	—	(A)	0.02	(B)	(0.09)	(0.02)	0.09	0.02
Net realized and unrealized gains (losses) on investments	(0.20)		2.77		4.30	6.08	(9.80)	2.37
Total from investment operations	(0.20)		2.79		4.21	6.06	(9.71)	2.39
Distributions from:
Net investment income	—		—		—	(0.04)	(0.01)	—
Realized capital gains	—		—		—	(0.01)	—	—
Total distributions	—		—		—	(0.05)	(0.01)	—
Net asset value at end of period	$27.54		$27.74		$24.95	$20.74	$14.73	$24.45
Total return(C)	(0.72	%)(D)	11.18%		20.30%	41.15%	(39.71%)	10.83%
Ratios and supplemental data:
Net assets at end of period (000's)	$302,993		$238,488		$291,827	$334,465	$418,808	$719,488
Ratio to average net assets:
Net expenses	1.24	%(E)	1.25%		1.25%	1.25%	1.25%	1.25%
Gross expenses	1.30	%(E)	1.35%		1.36%	1.37%	1.33%	1.33%
Net investment income (loss)	0.08	%(E)	0.08%		(0.36%)	(0.29%)	0.41%	0.06%
Portfolio turnover rate	69	%(D)(F)	91%		76%	83%	126%	72%

Touchstone Large Cap Growth Fund — Class B

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2012		Year Ended March 31,
	(Unaudited)		2012		2011	2010	2009	2008
Net asset value at beginning of period	$26.47		$23.85		$19.93	$14.22	$23.68	$21.46
Income (loss) from investment operations:
Net investment loss	(0.05)		(0.03	)(B)	(0.20)	(0.44)	(0.08)	(0.15)
Net realized gains (losses) on investments	(0.20)		2.65		4.12	6.15	(9.38)	2.37
Total from investment operations	(0.25)		2.62		3.92	5.71	(9.46)	2.22
Net asset value at end of period	$26.22		$26.47		$23.85	$19.93	$14.22	$23.68
Total return(C)	(0.94	%)(D)	10.99%		19.67%	40.15%	(39.95%)	10.34%
Ratios and supplemental data:
Net assets at end of period (000's)	$8,688		$10,949		$13,467	$14,897	$14,186	$29,829
Ratio to average net assets:
Net expenses	1.69	%(E)	1.45%		1.74%	2.00%	2.00%	2.00%
Gross expenses	1.69	%(E)	1.45%		1.83%	2.29%	2.20%	2.18%
Net investment loss	(0.37	%)(E)	(0.12%)		(0.85%)	(1.05%)	(0.35%)	(0.65%)
Portfolio turnover rate	69	%(D)(F)	91%		76%	83%	126%	72%

(A)	Amount rounds to less than $0.005.
(B)	The net investment income per share is based on average shares outstanding for the period or year.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchase and sales of the Acquired Fund (see Note 7). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

24

Financial Highlights (Continued)

Touchstone Large Cap Growth Fund — Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2012		Year Ended March 31,
	(Unaudited)		2012		2011	2010	2009	2008
Net asset value at beginning of period	$26.31		$23.84		$19.97	$14.25	$23.74	$21.52
Income (loss) from investment operations:
Net investment loss	(0.09)		(0.16	)(A)	(0.27)	(0.22)	(0.07)	(0.14)
Net realized and unrealized gains (losses) on investments	(0.20)		2.63		4.14	5.94	(9.42)	2.36
Total from investment operations	(0.29)		2.47		3.87	5.72	(9.49)	2.22
Net asset value at end of period	$26.02		$26.31		$23.84	$19.97	$14.25	$23.74
Total return(B)	(1.10	%)(C)	10.36%		19.38%	40.14%	(39.97%)	10.32%
Ratios and supplemental data:
Net assets at end of period (000's)	$115,741		$116,350		$127,172	$142,179	$137,641	$236,582
Ratio to average net assets:
Net expenses	1.99	%(D)	2.00%		2.00%	2.00%	2.00%	2.00%
Gross expenses	2.07	%(D)	2.09%		2.13%	2.16%	2.11%	2.09%
Net investment loss	(0.67	%)(D)	(0.67%)		(1.11%)	(1.05%)	(0.33%)	(0.66%)
Portfolio turnover rate	69	%(C)(E)	91%		76%	83%	126%	72%

Touchstone Large Cap Growth Fund — Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2012		Year Ended March 31,
	(Unaudited)		2012		2011	2010	2009	2008
Net asset value at beginning of period	$28.09		$25.19		$20.89	$14.84	$24.64	$22.19
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.09	(A)	(0.02)	(0.01)	0.10	0.05
Net realized and unrealized gains (losses) on investments	(0.22)		2.81		4.32	6.17	(9.85)	2.40
Total from investment operations	(0.18)		2.90		4.30	6.16	(9.75)	2.45
Distributions from:
Net investment income	(0.04)		—		—	(0.10)	(0.05)	—
Realized capital gains	—		—		—	(0.01)	—	—
Total distributions	(0.04)		—		—	(0.11)	(0.05)	—
Net asset value at end of period	$27.87		$28.09		$25.19	$20.89	$14.84	$24.64
Total return(B)	(0.59	%)(C)	11.47%		20.58%	41.53%	(39.58%)	11.04%
Ratios and supplemental data:
Net assets at end of period (000's)	$547,866		$385,411		$331,733	$352,847	$206,369	$31,679
Ratio to average net assets:
Net expenses	0.99	%(D)	0.99%		0.99%	0.99%	0.97%	1.00%
Gross expenses	1.10	%(D)	1.14%		1.13%	1.06%	1.06%	1.04%
Net investment income (loss)	0.33	%(D)	0.34%		(0.10%)	(0.06%)	0.95%	0.21%
Portfolio turnover rate	69	%(C)(E)	91%		76%	83%	126%	72%

(A)	The net investment income per share is based on average shares outstanding for the period or year.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchase and sales of the Acquired Fund (see Note 7). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

25

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund — Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2012		Year Ended March 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value at beginning of period	$22.41		$24.91	$20.18	$12.95	$21.16	$24.17
Income (loss) from investment operations:
Net investment loss	(0.02)		(0.16)	(0.03)	(0.03)	(0.01)	(0.12)
Net realized and unrealized gains (losses) on investments	(0.04)		(1.05)	4.76	7.26	(7.96)	0.01
Total from investment operations	(0.06)		(1.21)	4.73	7.23	(7.97)	(0.11)
Distributions from:
Realized capital gains	—		(1.29)	—	—	(0.24)	(2.90)
Net asset value at end of period	$22.35		$22.41	$24.91	$20.18	$12.95	$21.16
Total return(A)	(0.27	%)(B)	(3.68%)	23.44%	55.83%	(37.67%)	(1.53%)
Ratios and supplemental data:
Net assets at end of period (000's)	$294,436		$330,808	$584,089	$583,543	$397,756	$649,891
Ratio to average net assets:
Net expenses	1.42	%(C)	1.40%	1.47%	1.50%	1.50%	1.47%
Gross expenses	1.42	%(C)	1.40%	1.47%	1.51%	1.53%	1.47%
Net investment loss	(0.18	%)(C)	(0.79%)	(0.13%)	(0.15%)	(0.70%)	(0.53%)
Portfolio turnover rate	6	%(B)	64%	99%	62%	71%	64%

Touchstone Mid Cap Growth Fund — Class B

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2012		Year Ended March 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value at beginning of period	$18.48		$20.89	$16.98	$10.98	$18.13	$21.25
Income (loss) from investment operations:
Net investment loss	(0.07)		(0.48)	(0.10)	(0.16)	(0.15)	(0.28)
Net realized and unrealized gains (losses) on investments	(0.02)		(0.64)	4.01	6.16	(6.76)	0.06
Total from investment operations	(0.09)		(1.12)	3.91	6.00	(6.91)	(0.22)
Distributions from:
Realized capital gains	—		(1.29)	—	—	(0.24)	(2.90)
Net asset value at end of period	$18.39		$18.48	$20.89	$16.98	$10.98	$18.13
Total return(A)	(0.49	%)(B)	(3.99%)	23.03%	54.64%	(38.12%)	(2.29%)
Ratios and supplemental data:
Net assets at end of period (000's)	$6,949		$10,681	$23,376	$32,762	$29,521	$61,977
Ratio to average net assets:
Net expenses	1.87	%(C)	1.59%	1.77%	2.25%	2.25%	2.25%
Gross expenses	1.87	%(C)	1.59%	1.82%	2.38%	2.34%	2.27%
Net investment loss	(0.63	%)(C)	(0.97%)	(0.43%)	(0.90%)	(0.85%)	(1.31%)
Portfolio turnover rate	6	%(B)	64%	99%	62%	71%	64%

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

26

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund — Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2012		Year Ended March 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value at beginning of period	$18.31		$20.81	$17.00	$10.99	$18.15	$21.27
Income (loss) from investment operations:
Net investment loss	(0.09)		(0.36)	(0.17)	(0.14)	(0.14)	(0.27)
Net realized and unrealized gains (losses) on investments	(0.02)		(0.85)	3.98	6.15	(6.78)	0.05
Total from investment operations	(0.11)		(1.21)	3.81	6.01	(6.92)	(0.22)
Distributions from:
Realized capital gains	—		(1.29)	—	—	(0.24)	(2.90)
Net asset value at end of period	$18.20		$18.31	$20.81	$17.00	$10.99	$18.15
Total return(A)	(0.60	%)(B)	(4.43%)	22.41%	54.69%	(38.14%)	(2.28%)
Ratios and supplemental data:
Net assets at end of period (000's)	$143,775		$162,693	$223,376	$218,413	$158,782	$302,422
Ratio to average net assets:
Net expenses	2.18	%(C)	2.17%	2.24%	2.25%	2.25%	2.24%
Gross expenses	2.19	%(C)	2.17%	2.27%	2.31%	2.31%	2.24%
Net investment loss	(0.94	%)(C)	(1.56%)	(0.90%)	(0.90%)	(0.84%)	(1.30%)
Portfolio turnover rate	6	%(B)	64%	99%	62%	71%	64%

Touchstone Mid Cap Growth Fund — Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2012		Year Ended March 31,			Period Ended March 31,
	(Unaudited)		2012	2011	2010	2009(D)
Net asset value at beginning of period	$22.63		$25.07	$20.27	$12.96	$13.20
Income (loss) from investment operations:
Net investment income (loss)	0.02		(0.10)	0.01	0.01	0.02
Net realized and unrealized gains (losses) on investments	(0.04)		(1.05)	4.79	7.30	(0.26)
Total from investment operations	(0.02)		(1.15)	4.80	7.31	(0.24)
Distributions from:
Realized capital gains	—		(1.29)	—	—	—
Net asset value at end of period	$22.61		$22.63	$25.07	$20.27	$12.96
Total return(A)	(0.09	%)(B)	(3.42%)	23.68%	56.40%	(1.82	%)(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$141,837		$123,593	$47,470	$26,162	$3
Ratio to average net assets:
Net expenses	1.09	%(C)	1.11%	1.24%	1.25%	1.25	%(C)
Gross expenses	1.09	%(C)	1.11%	1.24%	1.26%	1.63	%(C)
Net investment income (loss)	0.15	%(C)	(0.49%)	0.05%	0.14%	1.11	%(C)
Portfolio turnover rate	6	%(B)	64%	99%	62%	71	%(B)

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	Represents the period from commencement of operations (February 2, 2009) through March 31, 2009.

See accompanying Notes to Financial Statements.

27

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund — Class Institutional

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Period
	September		Ended
	30, 2012		March 31,
	(Unaudited)		2012(A)
Net asset value at beginning of period	$22.65		$25.30
Income (loss) from investment operations:
Net investment income (loss)	0.02		(0.03)
Net realized and unrealized gains (losses) on investments	(0.03)		(1.33)
Total from investment operations	(0.01)		(1.36)
Distributions from:
Realized capital gains	—		(1.29)
Net asset value at end of period	$22.64		$22.65
Total return	(0.04	%)(B)	(4.22	%)(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$37,998		$25,550
Ratio to average net assets:
Net expenses	1.02	%(C)	1.03	%(C)
Gross expenses	1.02	%(C)	1.17	%(C)
Net investment income (loss)	0.22	%(C)	(0.41%)
Portfolio turnover rate	6	%(B)	64	%(B)

(A)	Represents the period from commencement of operations (April 1, 2011) through March 31, 2012.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

28

Notes to Financial Statements

September 30, 2012 (unaudited)

1. Organization

The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 18, 1982. The Trust consists of twenty two funds including the following four funds, individually, a “Fund”, and collectively, the “Funds”:

Touchstone Diversified Small Cap Growth Fund (“Diversified Small Cap Growth Fund”)

Touchstone Growth Opportunities Fund (“Growth Opportunities Fund”)

Touchstone Large Cap Growth Fund (“Large Cap Growth Fund”)

Touchstone Mid Cap Growth Fund (“Mid Cap Growth Fund”)

The Diversified Small Cap Growth Fund and the Mid Cap Growth Fund are each an open-end, diversified, management investment company. The Growth Opportunities Fund and the Large Cap Growth Fund are each an open-end, non-diversified management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are registered to offer different classes of shares: Class A shares, Class B shares, Class C shares, Class Y shares, and Institutional Class shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities
• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Transfers in and out of the levels are recognized at the value at the end of the period. During the period ended September 30, 2012, there were no transfers between Levels 1, 2 and 3.

The aggregate value by input level, as of September 30, 2012, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic/industry concentration. The Funds did not hold any Level 3 categorized securities during the six months ended September 30, 2012.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued

29

Notes to Financial Statements (Continued)

at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and translated into to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value.

A Significant Event may relate to a single issuer or to an entire market sector. If the Advisor or Sub-Advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds’ Administrator or Sub-Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Advisor, the Sub-Administrator notifies the Advisor or Sub-Advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided. These securities are categorized in Level 2.

New accounting pronouncements — In December 2011, the FASB issued Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (IFRS).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to categorize within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement; the valuation processes used by the reporting entity;

30

Notes to Financial Statements (Continued)

and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the market value of the loaned securities. The loaned securities are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of September 30, 2012, the following Funds loaned securities and received collateral as follows:

	Fair Value of	Value of
	Securities	Collateral
Fund	Loaned	Received
Diversified Small Cap Growth Fund	$2,615,068	$2,684,106
Growth Opportunities Fund	1,252,979	1,281,105

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned.

Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Share valuation — The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price). There is no sales load

31

Notes to Financial Statements (Continued)

on purchases of $1 million or more of Class A Shares. The maximum offering price per share of Class B, Class C, Class Y, and Institutional Class shares of the Funds is equal to the net asset value per share.

The redemption price per share of each class of shares of the Funds is generally equal to the net asset value per share. However, Class A redemptions that were part of a no load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1%. Class B shares of the Funds are subject to a contingent deferred sales load of 5.00% in the event of a shareholder redemption within a one-year period of purchase. The contingent deferred sales load will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales load. Class C shares of the Funds are subject to a contingent deferred sales load of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

Distributions to shareholders — Each Fund declares and distributes net investment income, if any, annually, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the net asset value (“NAV”) as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the period ended September 30, 2012:

	Diversified Small Cap Growth Fund	Growth Opportunities Fund	Large Cap Growth Fund	Mid Cap Growth Fund
Purchases of investment securities *	$10,437,926	$76,631,169	$532,613,776	$221,557,303
Proceeds from sales and maturities	$14,889,966	$119,178,634	$570,256,546	$249,234,529

*	The cost of purchases excludes $55,514,925 and $173,260,180 on Growth Opportunities Fund and Large Cap Growth Fund, respectively, from securities received from the acquired funds. See Note 7 in the Notes to Financial Statements.

32

Notes to Financial Statements (Continued)

4. Transactions with Affiliates and Other Related Parties

Certain officers of theTrust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or BNY Mellon Investment Servicing (U.S) Inc. (“BNY Mellon”) the Sub-Administrator and Transfer Agent to the Funds. The Advisor and Underwriter are each wholly owned, indirect subsidiaries of The Western and Southern Life Insurance Company (“Western-Southern”).

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as shown in the table below.

Diversified Small Cap Growth Fund	1.05%
Growth Opportunities Fund	0.75% on the first $500 million
0.70% of the next $500 million
0.65% of such assets in excess of $1 billion
Large Cap Growth Fund	0.75% on the first $200 million
0.70% of the next $800 million
0.65% of such assets in excess of $1 billion
Mid Cap Growth Fund	0.75% on the first $500 million
0.70% of the next $500 million
0.65% of such assets in excess of $1 billion

The Advisor has entered into investment sub-advisory agreements with the following parties:

Fort Washington Investment Advisors, Inc.*

Diversified Small Cap Growth Fund

Navellier & Associates, Inc.

Large Cap Growth Fund

Westfield Capital Management Company, L.P.

Growth Opportunities Fund

Mid Cap Growth Fund

* Affiliate of the Advisor

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an Expense Limitation Agreement to contractually limit operating expenses of the Funds. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees, administration fees and reimburse expenses in order to maintain expense limitations for the Funds as follows:

	Class A	Class B	Class C	Class Y	Institutional Class
Diversified Small Cap Growth Fund	1.40%	—	2.15%	1.15%	—
Growth Opportunities Fund*	1.20%	—	1.95%	0.95%	0.84%
Large Cap Growth Fund**	1.20%	1.95%	1.95%	0.95%	—
Mid Cap Growth Fund	1.43%	2.18%	2.18%	1.18%	1.03%

*	Prior to September 10, 2012, the expense limitations for Class A, Class C, Class Y, and Institutional Class shares of Growth Opportunities Fund were 1.24%, 1.99%, 0.99%, and 0.84%, respectively.

**	Prior to September 10, 2012, the expense limitations for Class A, Class B, Class C and Class Y were 1.25%, 2.00%, 2.00% and 0.99%, respectively.

33

Notes to Financial Statements (Continued)

These expense limitations will remain in effect until at least July 29, 2013 for Diversified Small Cap Growth fund and Mid Cap Growth fund and until at least September 10, 2013 for Growth Opportunities and Large Cap Growth fund.

During the period ended September 30, 2012, the Advisor waived investment advisory fees and administration fees and/or reimbursed expenses of the Funds as follows:

	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed
Diversified Small Cap Growth Fund	$2,636	$29,669	$47,696
Growth Opportunities Fund	—	102,996	31,492
Large Cap Growth Fund	—	—	351,588
Mid Cap Growth Fund	—	—	10,061

Effective July 20, 2012, under the terms of the Expense Limitation Agreement the Advisor is entitled to recover, subject to approval by the Fund’s Board of Trustees, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount.

At September 30, 2012, the Advisor may seek recoupment of previously waived and reimbursed fees as follows:

Fund	Expiration July 31, 2015
Diversified Small Cap Growth Fund	$19,261
Growth Opportunities Fund	40,266
Large Cap Growth Fund	75,875
Mid Cap Growth Fund	—

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, as well as materials for meetings of the Board of Trustees; calculating the daily net asset value per share; and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust, Touchstone Investment Trust (excluding Institutional Money Market Fund), Touchstone Funds Group Trust, and Touchstone Tax-Free Trust up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

Effective November 12, 2011, the Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrator and accounting services to the Trust and is compensated directly by the Advisor, not the Trust. Prior to November 12, 2011, JPMorgan Chase Bank, N.A.(“JPMorgan”) served as the Sub-Administrator and was compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Effective December 5, 2011, under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution

34

Notes to Financial Statements (Continued)

disbursing agent and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

Prior to December 5, 2011, under the terms of the Transfer Agent Agreement between the Trust and JPMorgan, JPMorgan maintained the records of each shareholder’s account, answered shareholders’ inquiries concerning their accounts, processed purchases and redemptions of each Fund’s shares, acted as dividend and distribution disbursing agent and performed other shareholder service functions. For these services, JPMorgan received a monthly fee per shareholder account from each Fund. In addition, each Fund paid out-of-pocket expenses incurred by JPMorgan, including, but not limited to, postage and supplies.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which Class A shares of each Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class B and Class C Plan) under which Class B and Class C shares of each Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class B and Class C Plan is 1.00% of average daily net assets attributable to Class B and Class C shares.

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of shares of the following Funds during the period ended September 30, 2012:

Amount
Diversified Small Cap Growth Fund	$732
Growth Opportunities Fund	2,133
Large Cap Growth Fund	57,333
Mid Cap Growth Fund	27,591

In addition, the Underwriter collected contingent deferred sales charges on the redemption of Class A, Class B and Class C shares of the following Funds during the period ended September 30, 2012:

	Class	Class	Class
	A	B	C
Diversified Small Cap Growth Fund	$—	$—	$61
Growth Opportunities Fund	—	—	480
Large Cap Growth Fund	—	5,459	5,309
Mid Cap Growth Fund	31	7,635	5,408

AFFILIATED INVESTMENTS

Each Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

35

Notes to Financial Statements (Continued)

A summary of each Fund’s investment, as applicable, in the Touchstone Institutional Money Market Fund for the period ended September 30, 2012, is as follows:

	Share Activity
	Balance 03/31/12	Purchases	Sales	Balance 09/30/12	Dividends	Value 09/30/12
Diversified Small Cap Growth Fund	1,196,631	5,300,199	(5,815,980)	680,850	$999	$680,850
Growth Opportunities Fund	—	60,389,296	(54,672,890)	5,716,406	$2,105	$5,716,406
Large Cap Growth Fund	7,532,678	183,867,021	(173,742,010)	17,657,689	$14,216	$17,657,689
Mid Cap Growth Fund	3,494,953	161,235,537	(144,211,079)	20,519,411	$13,520	$20,519,411

5. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended March 31, 2012 and 2011 was as follows:

	Diversified Small Cap Growth Fund		Growth Opportunities Fund
	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2012	Year Ended March 31, 2011
From ordinary income	$—	$—	$—	$545,653

	Large Cap Growth Fund		Mid Cap Growth Fund
	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2012	Year Ended March 31, 2011
From long-term capital gains	$—	$—	$42,015,658	$—

36

Notes to Financial Statements (Continued)

The following information is computed on a tax basis for each item as of March 31, 2012:

	Diversified	Growth	Large Cap	Mid Cap
	Small Cap	Opportunities	Growth	Growth
	Growth Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$32,923,405	$151,033,572	$583,214,521	$570,019,947
Gross unrealized appreciation	6,207,252	5,772,771	186,957,367	99,866,053
Gross unrealized depreciation	(1,504,449)	(2,882,617)	(5,075,754)	(20,220,193)
Net unrealized appreciation	4,702,803	2,890,154	181,881,613	79,645,860
Accumulated capital and other losses	(14,161,623)	(16,634,494)	(107,859,196)	—
Undistributed ordinary income	—	—	639,110	—
Post - October and Qualified Late-Year losses	(53,200)	—	(11,370,792)	—
Undistributed capital gains	—	—	—	13,992,749
Accumulated earnings	$(9,512,020)	$(13,744,340)	$63,290,735	$93,638,609

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals.

As of March 31, 2012, the Funds had the following capital loss carryforwards for federal income tax purposes:

	2013	2014	2016		2017		2018		Total
Diversified Small Cap Growth Fund	$—	$4,602,156	$3,627,106		$5,932,361		$—		$14,161,623
Growth Opportunities Fund	1,976,702	—	1,053,666	*	12,174,612	*	1,429,514	*	16,634,494
Large Cap Growth Fund	—	—	3,059,206	*	3,580,263	*	101,219,727		107,859,196

* Amount may be limited by current income tax regulations.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

As of September 30, 2012, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

Fund	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Diversified Small Cap Growth Fund	$29,236,755	$5,200,409	$(1,384,236)	$3,816,173
Growth Opportunities Fund	174,603,437	13,180,225	(3,548,146)	9,632,079
Large Cap Growth Fund	813,550,120	170,434,268	(6,546,906)	163,887,362
Mid Cap Growth Fund	568,183,535	76,262,976	(15,776,955)	60,486,021

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended March 31, 2008 through 2011) and have concluded that no provision for income tax is required in their financial statements.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending September 30, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

37

Notes to Financial Statements (Continued)

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. Fund Mergers

On April 21, 2011, a Special Meeting of Shareholders was held to approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Touchstone Healthcare and Biotechnology Fund, a series of Touchstone Funds Group Trust, to the Large Cap Growth Fund in exchange for shares of the Large Cap Growth Fund and the subsequent liquidation of the Touchstone Healthcare and Biotechnology Fund. The Agreement and Plan of Reorganization was approved and the merger took place on May 6, 2011. The merger was approved as follows:

	Number of Votes
	For	Against	Abstain
Healthcare and Biotechnology Fund	756,446	79,632	28,822

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation (depreciation) and realized gain (loss) immediately before and after the reorganization:

	Before Reorganization		After Reorganization
	Healthcare and Biotechnology Fund	Large Cap Growth Fund	Large Cap Growth Fund
Shares	1,487,602	29,733,726	30,761,803
Net Assets	$25,653,016	$741,478,177	$767,131,193
Net Asset Value	17.24	24.94	24.94
Unrealized Appreciation	7,230,578	184,155,041	191,385,619
Accumulated Net Realized Gain (Loss)	(7,746,291)	(193,595,589)	(193,595,589)

38

Notes to Financial Statements (Continued)

At a meeting held on March 13, 2012, the Board of Trustees of the Trust approved an Agreement and Plans of Reorganization (the “Plans”) providing for the transfer of all assets and liabilities of the Fifth Third Mid Cap Growth Fund and the Fifth Third Quality Growth Fund (each an “Acquired Fund”), each a series of Fifth Third Funds (“Fifth Third”), to the Touchstone Growth Opportunities Fund and the Touchstone Large Cap Growth Fund(each an “Acquiring Fund”), respectively. The mergers took place on September 10, 2012.

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization:

	Before Reorganization			After Reorganization
	Fifth Third Mid Cap Growth Fund		Touchstone Growth Opportunities Fund	Touchstone Growth Opportunities Fund
Class A *
Shares	572,780	(A)	2,248,976	2,821,757
Net Assets	$14,817,828		$58,180,948	$72,998,776
Net Asset Value	$25.87	(A)	$25.87	$25.87
Class C
Shares	20,324	(B)	366,835	387,159
Net Assets	$483,997		$8,736,093	$9,220,090
Net Asset Value	$23.81	(B)	$23.81	$23.81
Class Y *
Shares	1,938,310	(C)	515,855	2,454,164
Net Assets	$50,516,751		$13,444,300	$63,691,051
Net Asset Value	$26.06	(C)	$26.06	$26.06
Institutional Class
Shares	—		$2,695,048	$2,695,048
Net Assets	$—		$70,607,136	$70,607,136
Net Asset Value	$—		$26.20	$26.20
Total Fund
Shares Outstanding	4,987,746		5,826,714	8,358,128
Net Assets	$65,818,576		$150,968,477	$216,787,053
Unrealized Appreciation (Depreciation)	$10,318,849		$9,176,645	$19,495,494

(A)	Reflects a 0.4885:1 stock split on Class A Shares and a 0.4272:1 stock split on Class B Shares which occurred on the date of reorganization, September 07, 2012.
(B)	Reflects a 0.4334:1 stock split occurred on the date of reorganization, September 07, 2012.
(C)	Reflects a 0.5149:1 stock split which occurred on the date of reorganization, September 07, 2012.

	Before Reorganization			After Reorganization
	Fifth Third Quality Growth Fund		Touchstone Large Cap Growth Fund	Touchstone Large Cap Growth Fund
Class A *
Shares	2,188,990	(A)	8,811,417	11,000,407
Net Assets	$60,528,345		$243,647,557	$304,175,902
Net Asset Value	$27.65	(A)	$27.65	$27.65
Class B
Shares	—		336,597	336,597
Net Assets	$—		$8,863,111	$8,863,111
Net Asset Value	$—		$26.33	$26.33

39

Notes to Financial Statements (Continued)

	Before Reorganization			After Reorganization
	Fifth Third Quality Growth Fund		Touchstone Large Cap Growth Fund	Touchstone Large Cap Growth Fund
Class C
Shares	39,069	(B)	4,454,876	4,493,945
Net Assets	$1,021,152		$116,437,117	$117,458,269
Net Asset Value	$26.14	(B)	$26.14	$26.14
Class Y *
Shares	6,984,781	(C)	14,937,356	21,922,137
Net Assets	$195,449,178		$417,980,580	$613,429,758
Net Asset Value	$27.98	(C)	$27.98	$27.98
Total Fund
Shares Outstanding	14,565,867		28,540,246	37,753,086
Net Assets	$256,998,675		$786,928,365	$1,043,927,040
Unrealized Appreciation (Depreciation)	$83,525,044		$164,097,186	$247,622,230

(A)	Reflects a 0.6217:1 stock split on Class A Shares and a 0.5655 stock split on Class B Shares which occurred on the date of reorganization, September 07, 2012.

(B)	Reflects a 0.5782:1 stock split occurred on the date of reorganization, September 07, 2012.
(C)	Reflects a 0.6364:1 stock split which occurred on the date of reorganization, September 07, 2012.

*	The Acquired Funds had Class B shares and Institutional Class shares outstanding immediately prior to the reorganization, which were exchanged for Class A shares and Class Y shares, respectively, of the Acquiring Funds.

Assuming the reorganization had been completed on April 1, 2012, the results of operations for the Growth Opportunities Fund and the Large Cap Growth Fund for the six months ended September 30, 2012 would have been as follows:

	Touchstone Growth Opportunities Fund	Touchstone Large Cap Growth Fund
Net investment income (loss)	$(308,748)	$734,519
Net realized and unrealized gain (loss) on investments	$15,219,727	$73,269,865
Net increase in asset from operations	$14,910,979	$74,004,384

Because the combined investment portfolios have been managed as single portfolios since the Reorganizations were completed, it is not practical to separate the amounts of revenue and earnings to the Acquiring Funds that have been included in their statements of operations since the mergers.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

40

Other Items (Unaudited)

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing: (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2012 through September 30, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended September 30, 2012” to estimate the expenses you paid on your account during this period.

41

Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (Continued)

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Net Expense Ratio Annualized September 30, 2012	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During the Six Months Ended September 30, 2012
Touchstone Diversified Small Cap Growth Fund
Class A	Actual	1.40%	$1,000.00	$998.20	$7.01
Class A	Hypothetical	1.40%	$1,000.00	$1,018.05	$7.08

Class C	Actual	2.15%	$1,000.00	$993.70	$10.75
Class C	Hypothetical	2.15%	$1,000.00	$1,014.29	$10.86

Class Y	Actual	1.15%	$1,000.00	$998.30	$5.76
Class Y	Hypothetical	1.15%	$1,000.00	$1,019.30	$5.82

Touchstone Growth Opportunities Fund
Class A	Actual	1.24%	$1,000.00	$1,012.10	$6.25
Class A	Hypothetical	1.24%	$1,000.00	$1,018.85	$6.28

Class C	Actual	1.99%	$1,000.00	$1,008.50	$10.02
Class C	Hypothetical	1.99%	$1,000.00	$1,015.09	$10.05

Class Y	Actual	0.99%	$1,000.00	$1,013.60	$5.00
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.10	$5.01

Institutional Class	Actual	0.84%	$1,000.00	$1,014.30	$4.24
Institutional Class	Hypothetical	0.84%	$1,000.00	$1,020.86	$4.26

Touchstone Large Cap Growth Fund
Class A	Actual	1.24%	$1,000.00	$992.80	$6.19
Class A	Hypothetical	1.24%	$1,000.00	$1,018.85	$6.28

Class B	Actual	1.69%	$1,000.00	$990.60	$8.43
Class B	Hypothetical	1.69%	$1,000.00	$1,016.60	$8.54

Class C	Actual	1.99%	$1,000.00	$989.00	$9.92
Class C	Hypothetical	1.99%	$1,000.00	$1,015.09	$10.05

Class Y	Actual	0.99%	$1,000.00	$994.10	$4.95
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.10	$5.01

42

Other Items (Unaudited) (Continued)

		Net Expense Ratio Annualized September 30, 2012	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During the Six Months Ended September 30, 2012*
Touchstone Mid Cap Growth Fund
Class A	Actual	1.42%	$1,000.00	$997.30	$7.11
Class A	Hypothetical	1.42%	$1,000.00	$1,017.95	$7.18

Class B	Actual	1.87%	$1,000.00	$995.10	$9.35
Class B	Hypothetical	1.87%	$1,000.00	$1,015.69	$9.45

Class C	Actual	2.18%	$1,000.00	$994.00	$10.90
Class C	Hypothetical	2.18%	$1,000.00	$1,014.14	$11.01

Class Y	Actual	1.09%	$1,000.00	$999.10	$5.46
Class Y	Hypothetical	1.09%	$1,000.00	$1,019.60	$5.52

Institutional Class	Actual	1.02%	$1,000.00	$999.60	$5.11
Institutional Class	Hypothetical	1.02%	$1,000.00	$1,019.95	$5.16

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [183/365] (to reflect one-half year period).

43

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* Capital Analysts Incorporated and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Annual Report.

44

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

303 Broadway, Suite 1100

Cincinnati, OH 45202-4203

Go paperless, sign up today at:

www.touchstoneinvestments.com/home

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	11/21/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	11/21/12

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	11/21/12

* Print the name and title of each signing officer under his or her signature.